Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Mar. 31, 2014
Trading Symbol	SURP
Entity Registrant Name	SurePure, Inc.
Entity Central Index Key	0001452176
Entity Filer Category	Smaller Reporting Company
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.